Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

	December 31, 2024	December 31, 2023

Payables to non-trade vendors and service providers	$1,381,806	$1,773,105
Salary payable	839,090	693,396
Total other payables and accrued liabilities	$2,220,896	$2,466,501